Bank Borrowings	12 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 10 - Bank Borrowings

The Bank borrowing as of June 30, 2017 and 2016 were $66,414,123 and $68,313,619 respectively.

The following is a summary of the Company’s bank borrowings as of June 30, 2017 and 2016:

Bank name	2017	2016

Dantu High Credit Cooperatives	$7,036,021	$7,398,144
Danyang Branch of China Construction Bank	3,309,750	3,417,886
Bank of Danyang Jiangsu Branch	3,731,894	3,887,416
Zhenjiang Branch of Shanghai Pudong Development Bank	5,826,474	5,996,866
Huaxia Bank Zhenjiang Branch	5,900,080	6,027,001
Minsheng Bank Zhenjiang Branch	3,453,224	3,540,863
Industrial and Commercial Bank of China Dantu District Branch	12,200,195	12,506,027
CITIC Bank Zhenjiang Branch	5,826,474	5,951,663
China Merchants Bank Danyang Branch	19,130,011	19,587,753
	$66,414,123	$68,313,619

The interest expenses for the years ended June 30, 2017, 2016 and 2015 were $3,254,991, $3,710,945 and $5,295,616, respectively.

Bank borrowings with secured by:

(1)
Plant and machinery with net book value of approximately $5,343,614, $6,234,328 and $7,163,056 were used as collateral of short term bank borrowings for the years ended June 30, 2017, 2016 and 2015, respectively.

(2)
Buildings with net book value of approximately $238,342, $258,922 and $379,902 were used as collateral of short term bank borrowings for the years ended June 30, 2017, 2016 and 2015, respectively. (note 7)

(3)
Land use rights with net book value of approximately $1,595,295, $1,667,055 and $1,898,402 were used as collateral of short term bank borrowings for the years ended June 30, 2017, 2016 and 2015, respectively. (note 8)

(4)	The bank borrowings are guaranteed by a number of unrelated parties, and Mr. Chao Xin, our Chief Executive Officer, Chairman and a shareholder of the Company.

(5)	The bank borrowing of China Merchants Bank Danyang branch were pledged by a building which owned by a former subsidiary, Jiangsu Zhengxin New Material Development Co Ltd.